Supplement to the
Fidelity Advisor California Municipal Income Fund
Class A, Class T,
Class B, and Class C
April 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Advisor California Municipal Income Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ASCM-05-03 September 19, 2005
1.777540.108

Supplement to the
Fidelity Advisor California Municipal Income Fund
Institutional Class
April 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Advisor California Municipal Income Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ASCMI-05-02 September 19, 2005
1.777541.107

Supplement to the
Spartan® California
Municipal Income Fund
April 29, 2005
Prospectus

Effective August 15, 2005, Spartan California Municipal Income Fund will be renamed Fidelity California Municipal Income Fund. All references to Spartan California Municipal Income Fund throughout this prospectus should be replaced with Fidelity California Municipal Income Fund.

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity® California Municipal Income Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

CFL-05-03 September 19, 2005
1.790714.106